GENERAL (Details Textual) (USD $)	1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended		29 Months Ended			1 Months Ended	5 Months Ended	6 Months Ended		6 Months Ended	1 Months Ended
	Jul. 31, 2013	Feb. 28, 2013	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Jun. 17, 2014	Feb. 14, 2013	Mar. 31, 2014 Common Stock [Member]	Dec. 31, 2011 Common Stock [Member]	Jun. 30, 2014 Equity Incentive Plan 2012 [Member]	Dec. 31, 2013 Equity Incentive Plan 2012 [Member]	Jun. 30, 2014 February 2014 Private Placement [Member] Investor [Member]	Feb. 28, 2014 Subsequent Event [Member]	Jan. 31, 2014 Subsequent Event [Member] Common Stock [Member]	Jan. 31, 2014 Subsequent Event [Member] Warrant [Member]
Organization And Presentation Of Financial Statements [Line Items]
Operating loss			$ 3,603,000	$ 3,596,000	$ 6,271,000	$ 6,672,000	$ 13,562,398	$ 3,974,408	$ 17,771,519
Net Cash Used in (Provided by) Operating Activities					(4,418,000)	(3,021,000)	(7,599,723)	(2,982,680)	(10,633,911)
Shares of Common Stock Underlying Warrants-Under Registration Statement For Public Resale												779,436
Common stock, par value (in dollars per share)			$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Common Stock, Shares Authorized			80,000,000		80,000,000		45,000,000	45,000,000	45,000,000	45,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Additional Shares Authorized														500,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized														1,500,000	1,000,000
Stock To Be Issued Upon Conversion Of Warrants1																334,044	334,044
Stock Registered During Period Shares Initial Registration		1,886,032
Stock Registered During Period Shares Second Registration	1,587,338
Stock Issued During Period, Shares, New Issues													400,000				445,392	445,392	334,044
Proceeds from Issuance of Common Stock																	$ 3,790,000